Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

15.    Investment Securities

Current investment securities

Current investment securities at December 31 of each year consisted of the following (in millions):

	2011	2010
Equity securities — current, at cost	$0.3	$0.4
Unrealized gains on equity securities	0.1	1.7
Unrealized losses on equity securities	(0.1)	(0.1)

Total investment securities — current	$0.3	$2.0

Equity securities — current

Marketable equity securities primarily consists of investments in emerging pharmaceutical and biotechnology companies. The fair market value of these securities was $0.3 million at December 31, 2011 (2010: $2.0 million).

Non-current investment securities

Non-current investment securities at December 31 of each year consisted of the following (in millions):

	2011	2010
Equity securities — non-current, at cost less impairments	$9.8	$9.2
Debt securities — non-current, at cost less impairments	—	0.3
Unrealized (losses)/gains on debt securities	—	(0.1)

Total investment securities — non-current	$9.8	$9.4

Equity securities — non-current

Non-current equity securities are comprised of investments held in privately held biotech companies recorded at cost, less impairments.

Debt securities — non-current

During 2011, we disposed of our non-current debt securities. At December 31, 2010, the non-current debt securities balance consisted of an investment in auction rate securities (ARS), which had a fair market value of $0.2 million, including an unrealized loss of $0.1 million.

Net Investment Gains (in millions)

	2011	2010	2009
Net gains on sale of current investment securities	$(0.1)	$(4.9)	$(1.2)
Derivative fair value gains	—	(1.2)	(0.3)
Net gains on sale of non-current investment securities	(2.3)	(7.9)	—

Net investment gains on investment securities	(2.4)	(14.0)	(1.5)
Other	(0.2)	1.2	0.9

Net investment gains	$(2.6)	$(12.8)	$(0.6)

The framework used for measuring the fair value of our investment securities is described in Note 27.